Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 18,981	₱ 16,618	₱ 1,664
Carrying value of investments in joint ventures	33,783	33,690
Total carrying value of investments in associates and joint ventures	52,764	50,308
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	33,675	33,649
Individually Immaterial Joint Ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	108	41
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	9,186	9,260
Total carrying value of investments in associates and joint ventures	7,304	8,507
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	6,731	7,250
Total carrying value of investments in associates and joint ventures	4,711	6,895
Individually Immaterial Associates
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 3,064	₱ 108